Accounts Payable Trade and Other Accrued Liabilities - Schedule of Accounts Payable Trade and Other Accrued Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable Trade and Other Accrued Liabilities [Abstract]
Trade accounts payable	$ 3,073,813	$ 4,166,934
Other accounts payable and accrued liabilities	531,721	434,377
Total accounts payable trade and other accrued liabilities	$ 3,605,534	$ 4,601,311